CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholder claims, Mexican income tax adjustment & Argentine tax claim) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Adjustments for current tax of prior periods		$ (13,429)	$ 0	$ 0
Mexican Tax Authority
Disclosure of contingent liabilities [line items]
Adjustments for current tax of prior periods		53,300
Mexican Tax Authority | 2008
Disclosure of contingent liabilities [line items]
Increase (Decrease) In Contingent Tax Liability		17,500
Mexican Tax Authority | 2011
Disclosure of contingent liabilities [line items]
Increase (Decrease) In Contingent Tax Liability		$ 35,800
Domestic Tax Authority | Mexican Tax Authority | 2008
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 72,800
Domestic Tax Authority | Mexican Tax Authority | 2011
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 35,600